Borrowings - Schedule of finance costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Interest expense, net of capitalized and income amounts	$ 94,544	$ 52,494	$ 120,773
Amortization of discount and deferred finance costs	3,427	8,087	16,870
Other	198	0	0
Total finance costs	$ 98,169	$ 60,581	$ 137,643